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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number               811-01920

Stralem Fund

(Exact name of registrant as specified in charter)

645 Madison Avenue New York, New York	10022
(Address of principal executive offices)	(Zip code)

Andrea Baumann Lustig

Stralem & Company Incorporated         645 Madison Avenue        New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 888-8123

Date of fiscal year end:         October 31, 2011

Date of reporting period:       April 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

STRALEM Fund

Stralem Equity Fund

(a series of Stralem Fund)

SEMI-ANNUAL REPORT

April 30, 2011

(unaudited)

STRALEM EQUITY FUND
LETTER TO SHAREHOLDERS May 2011

Dear Shareholder,

During the first six months of its fiscal year, November 1, 2010 through April 30, 2011, Stralem Equity Fund’s performance was as follows:

Share Class	Fund*	S&P 500**
Institutional: STEFX	12.7%	16.4%
Adviser: STRAX	12.6%	16.4%

* Net, after fees     ** Does not reflect deduction for fees, expenses or taxes

In our view, the first half of fiscal year 2011 can be identified as a “low-quality” rally, precipitated by the Federal Reserve’s 2nd program (in as many years) of “quantitative easing,” known as “QE2.” Softening data on the economy and stumbling asset markets drove Ben Bernanke, Chairman of the Federal Reserve, to signal at his August 27th, 2010 speech in Jackson Hole, Wyoming that QE2 was imminent. Beginning in September 2010 and continuing through March 2011, the more speculative asset classes, and the more speculative securities within those asset classes, experienced the greatest run up in performance due to the abundant financial liquidity pushed into the system. Although Stralem Equity Fund was up by an impressive +12.6% (STRAX) and +12.7% (STEFX) for the six months ended April 30, 2011, the Fund lagged the S&P 500 Index’s return of 16.4% due in large part to the fact that the speculative rally disadvantaged stocks which were viewed by the market as “safe” or high yielding. However, by the end of March 2011, market participants appear to have begun anticipating the impending end of the Fed’s QE2 program, and Stralem Equity Fund posted solid outperformance in the month of April. Encouragingly, the types of stocks that saw the worst experienced the most marked upturn in relative performance benefitting from the rotation by investors towards quality names, safety and yield.

The Fed appears to be on schedule for its June wind down of its “QE2” program of quantitative easing — the extraordinary monetary policy in which the central bank has been directly purchasing long-term securities such as Treasuries, mortgage-backed securities, and agency bonds in the market. With the Fed officially ending QE2 in June but stating that it intends to reinvest the proceeds of those securities reaching maturity — thereby maintaining the size of its balance sheet — it would seem that the Fed is adopting a “wait and see” approach that permits it some flexibility in its continued support of the economy. The question confronting investors is whether the “necessity” of launching “QE3” will emerge as data on the U.S. economy comes in.

The objectives of QE1 and QE2 were to boost both the economy (by lowering borrowing interest rates) and consumer confidence (by creating a “wealth effect”) which would raise asset markets. While not particularly successful at boosting economic growth, QE1 and QE2 seem to have been quite successful in boosting asset markets resulting in what Stralem would term a “liquidity-fueled asset reflation.” The problem with such asset reflations is that they can go on for longer than any reasonable investor would think possible, or they can turn on a dime.

Corporate profit margins have continued their spectacular run as larger multi-national companies successfully tap into the structurally higher rates of economic growth occurring in emerging countries. However, with some U.S. regional manufacturing indexes starting to roll over and employment numbers still quite soft overall, the current period is starting to bear an eerie resemblance to the months following the end of QE1 in early 2010. The two main differences today are that other major central banks are decisively in tightening mode (ECB, PBOC), and there is now a strong whiff of the inflation genie having been let out of the bottle in the form of skyrocketing costs of commodities and raw materials. These two differences may make it more difficult for the Fed to justify the launch of a “QE3” program, but the Fed’s capacity to ride to the rescue of a plunging stock market and softening economic data should nonetheless not be underestimated.

While participating in the intense, liquidity-fueled, momentum-driven rallies which may occur if the Fed does indeed continue with its quantitative easing, may be enormously appealing to equity investors, it is crucial in our view to do so in a manner which will also protect on the downside if the market experiences a significant reversal. Capturing most of the upside while going down less in a market decline has been a prudent way to build long term wealth. By going down less than the market, a portfolio can resume compounding returns from a higher base when growth returns. That has always been the goal of Stralem’s Large Cap Equity Strategy TM portfolio structure and that’s why we focus on companies that we consider to be on the “quality” end of the spectrum of U.S. equities. In our opinion, given the “low-quality” nature of the stock market rally since the March ’09 trough, we believe investing in the quality end of the spectrum is at present all the more imperative.

Sincerely,

Stralem & Company Incorporated

This report reflects our views and opinions as of May, 2011. These views are subject to change at any time based upon market or other conditions. It was prepared for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current summary prospectus and/or statutory prospectus which both describe the Fund’s objectives, risks, policies, expenses and other important information. Investors are advised to read the summary prospectus and/or prospectus carefully before investing. Past performance is not indicative of future results. Current performance may be lower or higher than the data contained herein. The Fund can suffer losses as well as gains. For more current information throughout the year please contact the Fund by calling 1-866-822-9555 or visit the Fund’s website at www.stralemfund.com. The Fund is distributed by Ultimus Fund Distributors, LLC.

STRALEM EQUITY FUND
PORTFOLIO INFORMATION April 30, 2011 (Unaudited)

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS April 30, 2011 (Unaudited)

Shares	Common Stocks — 95.5%	Value
	Consumer Discretionary — 3.3%
	Hotels, Restaurants & Leisure — 3.3%
98,800	McDonald’s Corp.	$7,737,028

	Consumer Staples — 10.7%
	Beverages — 3.2%
113,200	Coca-Cola Co. (The)	7,636,472

	Food & Staples Retailing — 7.5%
405,300	Kroger Co. (The)	9,852,843
143,000	Wal-Mart Stores, Inc.	7,862,140
		17,714,983
	Energy — 8.6%
	Oil, Gas & Consumable Fuels — 8.6%
95,100	Chevron Corp.	10,407,744
112,599	Exxon Mobil Corp.	9,908,712
		20,316,456
	Financials — 3.3%
	Insurance — 3.3%
176,500	Loews Corp.	7,811,890

	Health Care — 10.7%
	Biotechnology — 2.4%
97,400	Celgene Corp. (a)	5,734,912

	Life Sciences Tools & Services — 2.5%
95,900	Thermo Fisher Scientific, Inc. (a)	5,753,041

	Pharmaceuticals — 5.8%
111,400	Abbott Laboratories	5,797,256
381,200	Pfizer, Inc.	7,989,952
		13,787,208
	Industrials — 23.9%
	Aerospace & Defense — 3.3%
89,100	United Technologies Corp.	7,981,578

	Air Freight & Logistics — 3.2%
78,500	FedEx Corp.	7,510,095

	Industrial Conglomerates — 6.8%
83,100	3M Co.	8,078,151
389,800	General Electric Co.	7,971,410
		16,049,561

See notes to financial statements.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	Common Stocks — 95.5% (Continued)	Value
	Industrials — 23.9% (Continued)
	Machinery — 10.6%
79,800	Caterpillar, Inc.	$9,209,718
153,600	Danaher Corp.	8,484,864
137,400	Eaton Corp.	7,355,022
		25,049,604
	Information Technology — 15.1%
	Communications Equipment — 4.7%
303,400	Cisco Systems, Inc.	5,327,704
103,500	QUALCOMM, Inc.	5,882,940
		11,210,644
	IT Services — 3.3%
45,500	International Business Machines Corp.	7,761,390

	Semiconductors & Semiconductor Equipment — 2.5%
251,700	Intel Corp.	5,836,923

	Software — 4.6%
187,200	Microsoft Corp.	4,870,944
168,600	Oracle Corp.	6,078,030
		10,948,974
	Materials — 3.4%
	Chemicals — 3.4%
143,100	E.I. du Pont de Nemours and Co.	8,126,649

	Telecommunication Services — 3.5%
	Diversified Telecommunication Services — 3.5%
264,400	AT&T, Inc.	8,228,128

	Utilities — 13.0%
	Electric Utilities — 6.4%
204,100	American Electric Power Co., Inc.	7,445,568
197,500	Southern Co. (The)	7,710,400
		15,155,968
	Multi-Utilities — 6.6%
146,600	Consolidated Edison, Inc.	7,640,792
169,800	Dominion Resources, Inc.	7,882,116
		15,522,908

	Total Common Stocks (Cost $184,270,898)	$225,874,412

See notes to financial statements.

STRALEM EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	Money Market Funds — 4.4%	Value
7,500,002	Dreyfus Government Cash Management Money Market Fund, 0.00%*	$7,500,002
2,934,422	Dreyfus Treasury Prime Money Market Fund, 0.00%*	2,934,422
	Total Money Market Funds (Cost $10,434,424)	$10,434,424

	Total Investments at Value — 99.9% (Cost $194,705,322)	$236,308,836

	Other Assets in Excess of Liabilities — 0.1%	200,427

	Net Assets — 100.0%	$236,509,263

(a)	Non-income producing.

*	Rate shown is the 7-day effective yield at April 30, 2011.

See notes to financial statements.

STRALEM EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES April 30, 2011 (Unaudited)

ASSETS
Investments, at value (Note 1 and 2) (Cost $194,705,322)	$236,308,836
Cash	4,153
Dividends receivable	305,711
Receivable for capital shares sold	48,400
Other	30,268
Total Assets	236,697,368

LIABILITIES
Payable to Investment Adviser (Note 3)	91,670
Payable to administrator (Note 3)	27,498
Accrued expenses	68,937
Total Liabilities	188,105

NET ASSETS	$236,509,263

NET ASSETS CONSIST OF:
Paid-in capital	$196,939,618
Accumulated net investment income	806,947
Accumulated net realized loss from securities transactions	(2,840,816)
Net unrealized appreciation	41,603,514
Net Assets	$236,509,263

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$229,531,391
Institutional Class shares of beneficial interest outstanding	1,702,960
Net asset value, offering price and redemption price per share (a)	$134.78

ADVISER CLASS
Net assets applicable to Adviser Class	$6,977,872
Adviser Class shares of beneficial interest outstanding	51,886
Net asset value, offering price and redemption price per share (a)	$134.49

(a)	Redemption price varies based on length of time held.

See notes to financial statements.

STRALEM EQUITY FUND
STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividends	$2,498,790

EXPENSES
Investment advisory fees (Note 3)	978,223
Professional fees	220,774
Administration fees (Note 3)	135,205
Trustees’ fees	36,000
Registration fees, Common	9,732
Registration fees, Institutional Class	7,772
Registration fees, Adviser Class	8,051
Transfer agent fees, Institutional Class (Note 3)	9,000
Transfer agent fees, Adviser Class (Note 3)	9,000
Distribution fees, Adviser Class (Note 3)	7,750
Postage and supplies	7,485
Insurance	4,769
Compliance fees	4,500
Printing	4,075
Bank service fees	4,035
Income and excise taxes	600
Other	10,681
Total Expenses	1,457,652
Fee reductions and expense reimbursements by the Adviser (Note 3):
Common	(373,520)
Institutional Class	(16,772)
Adviser Class	(17,051)
Net Expenses	1,050,309

NET INVESTMENT INCOME	1,448,481

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from securities transactions	2,416,375
Net change in unrealized appreciation (depreciation) on investments	22,039,391
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	24,455,766

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,904,247

See notes to financial statements.

STRALEM EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
OPERATIONS
Net investment income	$1,448,481	$1,950,857
Net realized gain (loss) from securities transactions	2,416,375	(1,174,255)
Net change in unrealized appreciation (depreciation) on investments	22,039,391	15,431,519
Net increase in net assets from operations	25,904,247	16,208,121

DISTRIBUTIONS TO SHAREHOLDERS
Investment income, Institutional Class	(2,561,809)	—
Investment income, Adviser Class	(71,670)	—
Decrease in net assets from distributions to shareholders	(2,633,479)	—

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	37,410,735	78,222,458
Net asset value of shares issued in reinvestment of distributions	2,095,820	—
Proceeds from redemption fees (Note 1)	140	2
Payments for shares redeemed	(11,103,890)	(13,437,304)
Net increase in Institutional Class net assets from capital share transactions	28,402,805	64,785,156

Adviser Class
Proceeds from shares sold	1,071,916	5,046,538
Net asset value of shares issued in reinvestment of distributions	71,670	—
Proceeds from redemption fees (Note 1)	—	5
Payments for shares redeemed	(108,908)	(130,833)
Net increase in Adviser Class net assets from capital share transactions	1,034,678	4,915,710

TOTAL INCREASE IN NET ASSETS	52,708,251	85,908,987

NET ASSETS
Beginning of period	183,801,012	97,892,025
End of period	$236,509,263	$183,801,012

ACCUMULATED NET INVESTMENT INCOME	$806,947	$1,991,945

See notes to financial statements.

STRALEM EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010*
CAPITAL SHARE ACTIVITY
Institutional Class
Shares sold	301,783	681,141
Shares reinvested	16,967	—
Shares redeemed	(89,437)	(117,438)
Net increase in shares outstanding	229,313	563,703
Shares outstanding, beginning of period	1,473,647	909,944
Shares outstanding, end of period	1,702,960	1,473,647

Adviser Class
Shares sold	8,650	44,658
Shares reinvested	581	—
Shares redeemed	(862)	(1,141)
Net increase in shares outstanding	8,369	43,517
Shares outstanding, beginning of period	43,517	—
Shares outstanding, end of period	51,886	43,517

*	Commencement of operations for the Adviser Class was November 13, 2009.

See notes to financial statements.

STRALEM EQUITY FUND - INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	Six Months Ended April 30, 2011		Year Ended October 31,
	(Unaudited)		2010		2009	2008	2007	2006
Net asset value, beginning of period	$121.16		$107.58		$100.22	$138.60	$122.32	$113.01

Income (loss) from investment operations:
Net investment income	0.76		1.29		1.16	1.54	1.01	0.84
Net gains (losses) on securities	14.48		12.29		7.34	(38.39)	16.32	9.31
Total from investment operations	15.24		13.58		8.50	(36.85)	17.33	10.15

Less distributions:
Dividends from net investment income	(1.62)		—		(1.14)	(1.53)	(1.00)	(0.84)
Distributions from realized gains	—		—		—	—	(0.05)	—
Total distributions	(1.62)		—		(1.14)	(1.53)	(1.05)	(0.84)

Proceeds from redemption fees collected (Note 1)	0.00	(a)	0.00	(a)	—	—	—	—

Net asset value, end of period	$134.78		$121.16		$107.58	$100.22	$138.60	$122.32

Total return (b)	12.70%	(c)	12.62%		8.46%	(26.55% )	14.18%	8.98%

Ratios/supplemental data:
Net assets, end of period (000’s)	$229,531		$178,540		$97,892	$88,455	$130,911	$77,080
Ratio of net expenses to average net assets	0.99%	(d)(e)	1.05%	(e)	1.73% (f)	1.53%	1.53%	1.70%
Ratio of net investment income to average net assets	1.38%	(d)	1.44%		1.21%	1.10%	0.83%	0.76%
Portfolio turnover rate	26%	(c)	21%		21%	22%	22%	18%

(a)	Amount rounds to less than $0.01 per share.

(b)
Total return is the measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)
Absent investment advisory fee reductions and expense reimbursements by the Investment Adviser, the ratio of expenses to average net assets would have been 1.36%(d) for the six months ended April 30, 2011 and 1.47% for the year ended October 31, 2010 (Note 3).

(f)	Absent investment advisory fees voluntarily waived by the Investment Adviser, the ratio of expenses to average net assets would have been 1.76% for the year ended October 31, 2009 (Note 3).

See notes to financial statements.

STRALEM EQUITY FUND - ADVISER CLASS
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)
	Six Months Ended April 30, 2011 (Unaudited)		Period Ended October 31, 2010(a)
Net asset value, beginning of period	$120.89		$112.80

Income from investment operations:
Net investment income	1.22		0.57
Net gains on securities	13.84		7.50
Total from investment operations	15.06		8.07

Less distributions:
Dividends from net investment income	(1.46)		—

Proceeds from redemption fees collected (Note 1)	—		0.02

Net asset value, end of period	$134.49		$120.89

Total return (b)	12.57%	(c)	7.17%	(c)

Ratios/supplemental data:
Net assets, end of period (000’s)	$6,978		$5,261
Ratio of net expenses to average net assets	1.24%	(d)(e)	1.24%	(d)(e)
Ratio of net investment income to average net assets	1.10%	(d)	1.18%	(d)
Portfolio turnover rate	26%	(c)	21%

(a)	Represents the period from the commencement of operations (November 13, 2009) through October 31, 2010.

(b)
Total return is the measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c)	Not annualized.

(d)	Annualized.

(e)
Absent investment advisory fee reductions and expense reimbursements by the Investment Adviser, the ratio of expenses to average net assets would have been 2.14%(d) for the six months ended April 30, 2011 and 2.64%(d) for the period ended October 31, 2010 (Note 3).

See notes to financial statements.

STRALEM EQUITY FUND NOTES TO FINANCIAL STATEMENTS April 30, 2011 (Unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Stralem Equity Fund (the “Fund”) is a non-diversified series of Stralem Fund (the “Trust”), a Delaware statutory trust reorganized on April 30, 1999 with authority to issue an unlimited number of shares (par value $0.01) of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940.

The Fund’s investment objective is long-term capital appreciation.

The Fund’s two classes of shares, the Institutional Class and the Adviser Class, represent an interest in the same portfolio of securities and have the same rights, but differ primarily in the expenses to which they are subject and have differing investment minimums. The Adviser Class shares are subject to a distribution (12b-1) fee of 0.25% per annum of the Fund’s average daily net assets attributable to Adviser Class shares and require a $1,000 initial investment, whereas the Institutional Class shares are not subject to distribution (12b-1) fees and require a $250,000 initial investment.

The Institutional Class commenced operations on January 18, 2000 and the Adviser Class commenced operations on November 13, 2009.

Investment valuation:

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs
Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the above fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

Securities that are traded on U.S. stock exchanges are generally valued at the last reported sales price. If there have been no sales on any business day, a security is valued at the closing bid quote. U.S. Treasury Bills and other short-term debt securities maturing in 60 days or less are valued at amortized cost, which approximates fair value. Investments in money market funds are valued at net asset value.

Securities without a readily available price quotation may be priced at fair value as determined in good faith by the management of the Fund. Fair value pricing would be utilized in instances when prices of individual portfolio securities are “not readily available,” the market for a security is not active or when there is an occurrence of a “significant event”

STRALEM EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

that occurs after market closings but before the Fund’s NAV is determined. Such fair value pricing is determined according to procedures adopted by the Board of Trustees.

Investment transactions and income:

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investments are calculated on a specific identification basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on the accrual basis.

Share valuation and redemption fees:

The net asset value per share of each class of shares of the Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 pm; Eastern time) on each day the NYSE is open for business by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding. The offering price and redemption price per share of each class of the Fund is equal to the net asset value per share of each class, except that shares of each class are subject to a redemption fee of 1%, payable to the applicable class if redeemed within 60 days of purchase. During the year ended October 31, 2010, proceeds from redemption fees totaled $2 and $5, respectively, for Institutional Class and Adviser Class. During the six months ended April 30, 2011, proceeds from redemption fees totaled $140 for Institutional Class. There were no redemption fees collected for Adviser Class during the six months ended April 30, 2011.

Allocation between classes:

Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Taxes:

The Fund’s policy is to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. In order to avoid imposition of an excise tax applicable to regulated investment companies, the Fund must declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years. Only nominal income tax and excise tax were paid by the Fund during the six months ended April 30, 2011.

The Fund recognizes tax benefits or expenses of uncertain tax positions in the year such determination is made when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (tax years ended October 31, 2007 through October 31, 2010) and concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements.

STRALEM EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Use of estimates:

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.	FAIR VALUE MEASUREMENT

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks	$225,874,412	$—	$—	$225,874,412
Money Market Funds	10,434,424	—	—	10,434,424
Total	$236,308,836	$—	$—	$236,308,836

Refer to the Fund’s Schedule of Investments for a listing of the common stocks and money market funds. During the six months ended April 30, 2011, the Fund did not have any significant transfers in and out of Level 1 or Level 2. There were no Level 3 securities or derivative instruments held by the Fund during the six months ended or as of April 30, 2011.

3.	RELATED PARTY TRANSACTIONS

Pursuant to an Investment Advisory Agreement with Stralem & Company Incorporated (the “Investment Adviser”), the Fund pays the Investment Adviser an annual advisory fee, payable quarterly, based on the average weekly net assets of the Fund, equal to 1.25% of the first $50 million of such net assets, 1.00% of the next $50 million of such net assets and 0.75% of such net assets in excess of $100 million. Certain officers and a Trustee of the Trust are also officers of the Investment Adviser.

Effective March 10, 2011, the Investment Adviser agreed contractually until at least March 1, 2012, to reduce its advisory fees and/or reimburse Fund expenses to the extent necessary to maintain the Fund’s annual ratio of expenses to average net assets at no greater than 0.98% for Institutional Class shares and 1.23% for Adviser Class shares. Prior to March 10, 2011, the Investment Adviser agreed contractually to reduce its advisory fees and/or reimburse Fund expenses to the extent necessary to maintain the Fund’s annual ratio of expenses to average net assets at no greater than 0.99% for Institutional Class shares and 1.24% for Adviser Class shares. For the six months ended April 30, 2011, the Investment Adviser reduced its advisory fees by $373,520 and reimbursed other operating expenses of $16,772 and $17,051 for Institutional Class and Adviser Class shares, respectively.

The Investment Adviser may recover advisory fee reductions and/or expense reimbursements on behalf of the Fund, but only for a period of three years after the fee reduction and/or expense reimbursement, and only if such recovery will not cause the Fund’s ratio of expenses to average net assets with respect to Institutional Class shares

STRALEM EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

and Adviser Class shares to exceed 0.98% and 1.23%, respectively. As of April 30, 2011, the amount of fee reductions and expense reimbursements available for recovery by the Investment Adviser is $991,504 which must be recovered no later than the dates stated below:

October 31, 2013	$584,161
April 30, 2014	$407,343

Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus Fund Solutions, LLC (“Ultimus”), Ultimus provides executive, administrative and regulatory services to the Fund, calculates daily net asset value per share and maintains the financial books and records of the Fund. For the performance of administrative and accounting services, the Fund pays Ultimus a fee at the annual rate of 0.125% on the first $500 million of its average daily net assets and 0.10% on such net assets in excess of $500 million, subject to a monthly minimum fee of $6,000. In addition, for each additional class of shares added to the Fund, an annual fee of $6,000 is assessed. As transfer agent, Ultimus maintains the records of each shareholder’s account, processes purchases and redemptions of the Fund’s shares and acts as dividend and distribution disbursing agent. Ultimus, in its role as transfer agent, receives an annual fee of $15 to $20 per shareholder account, depending on the type of account, subject to a minimum monthly fee of $1,500 per share class. In addition, the Fund pays out-of-pocket expenses, including but not limited to, postage, stationery, checks, drafts, forms, reports, record storage, communication lines and the costs of external pricing services. The Fund also pays $6,000 annually to Ultimus to provide the Fund with the ability to access Fund/SERV and Networking through National Securities Clearing Corporation.

Pursuant to a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”), the Distributor provides distribution services and serves as principal underwriter for the Fund. The Distributor is a wholly owned subsidiary of Ultimus. The Distributor does not receive a fee from the Fund or the Investment Adviser for its distribution services. Certain officers of the Trust are also officers of Ultimus and the Distributor.

The Fund has adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”) under which the Adviser Class shares may directly incur or reimburse the Investment Adviser or the Distributor for certain expenses related to the distribution of Adviser Class shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of average daily net assets allocable to Adviser Class shares. During the six months ended April 30, 2011, the Adviser Class shares incurred distribution related expenses of $7,750 under the Plan.

4.	DISTRIBUTIONS TO SHAREHOLDERS

Dividends arising from net investment income and net capital gains, if any, are declared and paid annually. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from GAAP. During the six months ended April 30, 2011 distributions totaled $2,561,809 and $71,670, respectively, for Institutional Class and Adviser Class. There

STRALEM EQUITY FUND NOTES TO FINANCIAL STATEMENTS (Continued)

were no distributions during the year ended October 31, 2010. The tax character of distributions paid during the six months ended April 30, 2011 was ordinary income.

5.	INVESTMENT TRANSACTIONS

During the six months ended April 30, 2011, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $81,877,246 and $52,281,807, respectively.

The following information is computed on a tax basis for each item as of April 30, 2011:

Cost of portfolio investments	$194,894,515
Gross unrealized appreciation	$42,881,533
Gross unrealized depreciation	(1,467,212)
Net unrealized appreciation	41,414,321
Undistributed ordinary income	806,947
Capital loss carryforwards	(5,067,998)
Other gains	2,416,375
Distributable earnings	$39,569,645

The difference between the federal income tax cost of portfolio investments and the financial statement cost is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of October 31, 2010, the Fund had capital loss carryforwards of $5,067,998, which are available to offset current and future realized capital gains, if any, prior to distribution to shareholders. These capital loss carryforwards of $1,955,297, $2,127,639 and $985,062 expire on October 31, 2016, October 31, 2017 and October 31, 2018, respectively.

6.	CONTINGENCIES AND COMMITMENTS

The Trust’s Trust Instrument provides that the Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7.	SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and notes no additional conditions that existed as of the date of the Statement of Assets and Liabilities.

STRALEM EQUITY FUND DISCLOSURE OF FUND EXPENSES (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses, which are deducted from the Fund’s gross income. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (November 1, 2010) and held until the end of the period (April 30, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Institutional Class	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,127.00	$5.22
Based on Hypothetical 5% Return	$1,000.00	$1,019.89	$4.96

*
Expenses are equal to Institutional Class’s annualized expense ratio of 0.99% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Adviser Class	Beginning Account Value November 1, 2010	Ending Account Value April 30, 2011	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,125.70	$6.54
Based on Hypothetical 5% Return	$1,000.00	$1,018.65	$6.21

*
Expenses are equal to Adviser Class’s annualized expense ratio of 1.24% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STRALEM EQUITY FUND APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees, including the Independent Trustees voting separately, reviewed and approved the continuance of the Fund’s Investment Advisory Agreement (the “Advisory Agreement”) with Stralem & Company Incorporated, the Fund’s investment adviser (the “Investment Adviser”). The approval took place at an in-person meeting held on March 9, 2011, at which all of the Trustees were present. The Independent Trustees reviewed the proposed continuance of the Advisory Agreement with management and also met in Executive Session where the Trustees were advised by independent counsel of their legal and fiduciary obligations in approving the Advisory Agreement. Prior to the meeting, in a letter to the Investment Adviser, the Trustees requested extensive information from the Investment Adviser on the Fund’s performance, the Investment Adviser’s profitability, economies of scale and other data as they deemed reasonably necessary to evaluate the terms of the Advisory Agreement. Set forth below is a summary of the material factors evaluated by the Trustees in determining whether to approve the continuation of the Advisory Agreement. In their deliberations, each Trustee attributed different weights to the various factors, and no factor alone was considered determinative. The Trustees determined that the overall arrangement between the Fund and the Investment Adviser, as provided in the Advisory Agreement, was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Nature, extent and quality of the Investment Adviser’s services

The Trustees received and considered information on the responsibilities of the Investment Adviser under the Advisory Agreement, noting that the Investment Adviser is responsible for providing the Fund with investment research and advice, and determining the securities to be purchased and sold in accordance with the investment objective and policies of the Fund. The Trustees reviewed the qualifications, backgrounds and responsibilities of the advisory personnel primarily responsible for the day-to-day management of the Fund. The Trustees considered the Investment Adviser’s compliance program and its commitment to compliance. The Trustees also considered their knowledge of the nature and quality of the services provided by the Investment Adviser to the Fund gained by their years of service as Trustees of the Fund. They considered the capabilities of the Investment Adviser and its commitment to the Fund, their confidence in the Investment Adviser’s integrity and the Investment Adviser’s responsiveness to any concerns raised by them.

The Trustees considered the Investment Adviser’s responsibilities with regards to brokerage selection and best execution. The Trustees also reviewed the Investment Adviser’s participation in a “soft dollar” arrangement, discussing the benefits accruing to the Investment Adviser and its clients including the Fund from this arrangement.

Based on these considerations and other factors, the Trustees concluded that they were satisfied with the nature and quality of the services that the Investment Adviser provides to the Fund.

STRALEM EQUITY FUND APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Investment Performance

The Trustees received and reviewed comparative performance information in two categories which were derived from Morningstar, Inc. The two categories were (i) the universe of Large Cap Value Funds; and (ii) the universe of Large Blend Funds. In reviewing the comparative performance, the Board considered that the Fund’s average annual total returns were higher than the average and median returns for both Morningstar categories for the three year and five year periods ended December 31, 2010 but were lower for the one year period. The Fund’s average annual total returns were higher than the Large Blend Funds and lower than the Large Cap Value Funds for the ten year period ended December 31, 2010. The Trustees concluded that the Fund’s performance was satisfactory.

Advisory Fees and Expense Ratios

The Trustees reviewed the contractual advisory fee rate paid by the Fund to the Investment Adviser and the Fund’s expense ratio. The Trustees acknowledged that the Fund’s contractual advisory fees were higher than most funds in its peer groups. They noted that after the Investment Adviser’s fee reduction which is in effect until March 2012, the Fund’s total expense ratios were lower than the average expense ratios for funds included in the Large Value and Large Blend categories.

The Trustees also reviewed the information about the services and fee rates offered to other clients of the Investment Adviser with the same portfolio strategy. The Trustees noted that the fees paid by the Fund to the Investment Adviser (before the fee reduction) were higher than those paid by most of the Investment Adviser’s managed accounts. The Trustees recognized that comparing the Fund’s advisory fees (after the fee reduction) to the managed account fees was difficult because the fee waiver combined the Fund’s expenses into a single expense ratio which was not comparable to the managed accounts. The Trustees considered that although the Fund was invested in the same portfolio strategy as the Investment Adviser’s managed accounts, there were significant differences between the services provided by the Investment Adviser to the Fund and those provided to the managed accounts. They noted that the Fund, as a registered investment company, was more difficult, time consuming and expensive to manage than the Investment Adviser’s managed accounts due to, among other things, the Fund’s regulatory and legal obligations.

The Trustees noted that the Fund’s current fee schedule, including the fee reduction, had been discussed at length with the Investment Adviser both prior to and following its approval and that the Trustees had been provided with all the information that they requested from the Investment Adviser on the fee arrangements. They determined further that the advisory fee was not disproportionately large or excessive compared to the services rendered. The Trustees concluded that in light of all of the information they received, the services rendered by the Investment Adviser and the discussions with management, the fees paid by the Fund were reasonable.

STRALEM EQUITY FUND APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Economies of Scale

The Trustees noted that the Fund’s contractual investment advisory fee schedule includes the following fee breakpoints wherein the advisory fee percentage will decline as the Fund’s assets increase:

• 1.25% of the first $50 million
• 1.00% of the next $50 million
• 0.75% in excess of $100 million

The Trustees noted that the current investment advisory fee schedule for the Fund does not contain breakpoints due to the fee reduction and reimbursement arrangement which creates a single expense ratio. The Trustees concluded that the current fee structure was reasonable in light of the fee reductions and expense limitations that the Investment Adviser has in place that serve to limit the overall net expense ratio for each class of shares at competitive levels. The Trustees concluded that shareholders benefited from the lower expense ratios which resulted from the fee reductions.

Financial Condition and Profitability of the Investment Adviser

At the request of the Trustees, the Investment Adviser provided information regarding the profitability to the Investment Adviser in providing services to the Fund. The Trustees reviewed the Investment Adviser’s October 31, 2010 audited financial statements, the Investment Adviser’s total assets under management and a memorandum provided by the Investment Adviser regarding its profitability under the Advisory Agreement. The Trustees reviewed and analyzed this data at length. The Trustees recognized that this data represents the Investment Adviser’s determination of its revenues, before and after fee reductions, from the contractual services provided to the Fund, less expenses of providing such services. The Trustees also recognized that it is difficult to make comparisons of profitability from fund investment advisory contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser and the types of funds it manages.

The Trustees also reviewed information regarding the Investment Adviser’s “soft dollar” arrangement with one of its executing brokers. The Trustees considered that the Investment Adviser receives proprietary research reports that include statistical and economic data and research reports on particular companies and industries and is used by the Investment Adviser in connection with all of its similarly managed client accounts including the Fund. The Trustees concluded that the fall-out benefits received by the Investment Adviser were not excessive.

Based on their review, the Trustees concluded that the profitability of the Investment Adviser was not excessive in light of the level and quality of services provided by the Investment Adviser.

STRALEM EQUITY FUND ADDITIONAL INFORMATION (Unaudited)

TRUSTEE COMPENSATION

	Aggregate Compensation From the Fund For the Six Months Ended April 30, 2011	Pension or Retirement Benefits Accrued As Part of Fund’s Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund and Fund Complex Paid to Trustees
Philippe E. Baumann	None	None	None	None
Geoff Gottlieb	$500	None	None	$500
Kenneth D. Pearlman	$12,000	None	None	$12,000
Michael T. Rubin	$12,000	None	None	$12,000
Jean Paul Ruff*	$11,500	None	None	$11,500

*	Mr. Ruff passed away on November 21, 2010.

None of the Trustees and officers of the Fund receive any compensation, other than Trustees’ fees, from the Fund. Effective January 1, 2011 each Trustee receives a fee of $250 for each regularly scheduled meeting attended in person and an annual retainer of $17,000. The annual retainer will be paid in December of each year. For calender year 2010, each Trustee was paid a fee of $250 for each regularly scheduled meeting attended in person and was paid an annual retainer of $11,500. As an interested person of the Fund, Mr. Baumann receives no compensation for his service as a Trustee. In addition, the Fund reimburses the Trustees for their out-of-pocket expenses incurred on Fund business. There are generally at least four meetings per year. No Trustees’ out-of-pocket expenses were claimed or reimbursed during the six months ended April 30, 2011.

PROXY VOTING POLICIES AND PROCEDURES

A description of the Fund’s proxy voting policies and procedures is available, without charge, upon request by calling toll free (866) 822-9555, or on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. The Fund’s proxy voting record for the most recent 12-month period ended June 30th is available from the SEC’s website at www.sec.gov or upon request by calling the Fund at (866) 822-9555.

QUARTERLY PORTFOLIO HOLDINGS

The Fund’s Forms N-Q containing a complete schedule of portfolio holdings as of the end of the first and third quarters of each fiscal year is available on the SEC’s website at http://www.sec.gov or is available upon request, without charge, by calling toll free at (866) 822-9555. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-(800) SEC-0338.

HOUSEHOLDING

The Fund will generally send only one copy of the summary prospectus, proxy material, annual report and semi-annual report to shareholders residing at the same “household.” This reduces Fund expenses which benefits all shareholders, minimizes the volume of mail you receive and eliminates duplicates of the same information. If you need additional copies of these documents, a copy of the prospectus or do not want your mailings to be “householded,” please send us a written request or call us toll free at (866) 822-9555.

STRALEM EQUITY FUND FUND OFFICERS AND TRUSTEES (Unaudited)

The Board is responsible for oversight of the Fund. The officers of the Trust are responsible for the day-to-day operations of the Fund. The table below sets forth information about the Trustees and executive officers of the Trust. Unless otherwise noted, each Trustee’s and officer’s address is 645 Madison Avenue, New York, New York 10022. Each Trustee and officer serves in that capacity until the earlier of his or her resignation, retirement, removal, death, or the election of a qualified successor. No Trustee holds any directorships of any other investment company registered under the 1940 Act or any company whose securities are registered under the Securities Exchange Act of 1934 or who file reports under that Act.

Name, Age and Address		Position(s) held with the Trust	Length of Time Served*	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen
Independent Trustees
	Kenneth D. Pearlman (80)	Trustee	38 years	Retired	1
	Michael T. Rubin (69)	Trustee	13 years	Retired	1
	Geoff Gottlieb (51)	Trustee	Since November 2010	Founder and director of Executive Wealth Management Limited (“EWM”), managing member of EWM LLC and a director of EWM Capital Limited. EWM’s primary business is the design and administration of global executive compensation and investment plans for major financial firms and corporations.	1
Interested Trustee
+	Philippe E. Baumann (80)**	Trustee and Chairman	38 years	Executive Vice President and Director of the Adviser	1
Executive Officers
+	Andrea Baumann Lustig (51)	President	3 years	Vice President and Director of Private Client Asset Management of the Adviser
-	Hirschel B. Abelson (77)	Senior Assistant Treasurer	22 years	President and Director of the Adviser
	Mark J. Seger (49) 225 Pictoria Drive Suite 450 Cincinnati, Ohio 45246	Treasurer	3 years	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
	Philippe T. Labaune (42)	Vice President	13 years	Vice President and Trader of the Adviser
-	Adam S. Abelson (42)	Vice President	10 years	Vice President and Senior Portfolio Manager of the Adviser
	Wade R. Bridge (42) 225 Pictoria Drive Suite 450 Cincinnati, Ohio 45246	Secretary	Elected in June 2011	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC
	Joann Paccione (53)	Chief Compliance Officer, Senior Assistant Secretary and Senior Assistant Treasurer	21 years	Chief Compliance Officer of the Adviser

*	Includes service as a director or officer of Stralem Fund, Inc., a Delaware corporation and the Trust’s prior corporate identity.
**	Interested person, as defined in the 1940 Act, by reason of relationship as control person, officer and director of the Adviser.
-	Adam S. Abelson is the son of Hirschel B. Abelson.
+	Andrea Bauman Lustig is the daughter of Philippe E. Baumann.

STRALEM EQUITY FUND

INVESTMENT ADVISER

Stralem & Company Incorporated
645 Madison Avenue
New York, NY 10022
Telephone (212) 888-8123
Fax (212) 888-8152

This report is prepared for the information of the Fund’s shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current summary prospectus and/or prospectus which each describe the Fund’s objectives, risks, policies, expenses and other important information. Investors are advised to read the summary prospectus and/or prospectus carefully before investing. Past performance is not indicative of future results. Current performance may be lower or higher than the data contained herein. For performance information current through the most recent month end, please visit the Fund’s website at www.stralemfund.com or call toll-free (866) 822-9555. The Fund can suffer losses as well as gains.

Privacy Notice

FACTS	WHAT DOES STRALEM FUND DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪ Social Security number and Transaction history
▪ Account Balances and Account transactions
▪ Assets and Wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their your personal information; the reasons Stralem Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Stralem Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 866-822-9555 or go to www.stralemfund.com

Who we are
Who is providing this notice?	Stralem Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does Stralem Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal info.

How does Stralem Fund collect my personal information?
We collect your personal information, for example, when you
▪ Open an account or Provide account information
▪ Give us your contact info. or Show your government-issued I.D.
▪ Make a wire transfer
We also collect your personal information from other companies
(ie. brokers, custodians, etc).

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪ sharing for affiliates’ everyday business purposes—information about your creditworthiness
▪ affiliates from using your information to market to you
▪ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Stralem & Company Incorporated, the investment adviser to Stralem Fund, is an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪ Stralem Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ Stralem Fund does not jointly market.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Stralem Fund

By (Signature and Title)*		/s/ Andrea Baumann Lustig
Andrea Baumann Lustig, President

Date	June 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Andrea Baumann Lustig
Andrea Baumann Lustig, President

Date	June 7, 2011

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	June 7, 2011

* Print the name and title of each signing officer under his or her signature.